Equity (Details)								1 Months Ended			12 Months Ended
	Jan. 10, 2022 USD ($) shares	Jan. 04, 2022 USD ($)	Sep. 13, 2020 USD ($) $ / shares shares	Feb. 21, 2020 USD ($) $ / shares shares	Aug. 13, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares	Apr. 25, 2019 shares	Apr. 22, 2021 USD ($)	Sep. 30, 2020 USD ($) shares	Feb. 21, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Equity (Details) [Line Items]
Capital stock amount						$ 2,000,000
Discount rate percentage				25.00%		25.00%
Per share (in Dollars per share) | $ / shares				$ 1.526	$ 1.367	$ 1.367				$ 1.526
Raised amount					$ 978,000	$ 428,000				$ 1,500,000
Conversion of ordinary shares (in Shares) | shares			165,654				312,849
Additional capital raise					$ 1,000,000
Discount price base percentage					25.00%
Convertible price per share (in Dollars per share) | $ / shares			$ 1.811	1.526	$ 1.367					$ 1.526
Exercise price | (per share)				$ 1.696	$ 1.953						$ (0.99)	$ 1.25
Aggregate ordinary shares (in Shares) | shares				379,593	716,136								268,179
Price per share (in Dollars per share) | $ / shares			$ 2.743								$ 1.953		$ 1.953
Amount Received				$ 579,000
Consideration of attributed to ordinary shares									$ 1,171,000
Options outstanding (in Shares) | shares													311,060
Private placement units (in Shares) | shares	31,680,000
Gross proceeds	$ 31,283							$ 84,068,000
Description of warrant exercisable	Each unit consists of one Ordinary share and one-half of one Ordinary share purchase warrant exercisable for two years at an exercise price of CAD1.88 ($1.49) per share.
Warrant											$ 259,000
Cash commissions											$ 1,951,000
Agent compensation options (in Shares) | shares											1,810,740
Option value											$ 515,000	$ 515,000
Warrant liability											1,580,000		$ 9,814,000
INX Token [Member]
Equity (Details) [Line Items]
Ordinary shares, issued (in Shares) | shares									1,481,481
INX Token Liability [Member]
Equity (Details) [Line Items]
Consideration of attributed to ordinary shares									$ 829,000
Private Placements [Member]
Equity (Details) [Line Items]
Gross proceeds											27,028,000
Warrant											4,255,000
Net addition to equity											25,336,000
Issuance cost											1,692,000
Warrant liability											$ 4,255,000
SAFE [Member]
Equity (Details) [Line Items]
Additional capital increased					$ 1,500,000
Aggregate ordinary shares (in Shares) | shares													115,661
Price per share (in Dollars per share) | $ / shares													$ 1.696
Awake Agreement [Member]
Equity (Details) [Line Items]
Consideration amount									$ 2,000,000
Ordinary shares, issued (in Shares) | shares									264,201
Triple V [Member]
Equity (Details) [Line Items]
Raised amount					$ 250,000	150,000
Amount Received				100,000
A-Labs [Member]
Equity (Details) [Line Items]
Raised amount						$ 100,000
Amount Received				$ 30,000
Mr. Datika [Member]
Equity (Details) [Line Items]
Aggregate ordinary shares (in Shares) | shares			146,306
Price per share (in Dollars per share) | $ / shares			$ 1.953
New Investor [Member]
Equity (Details) [Line Items]
Aggregate ordinary shares (in Shares) | shares													596,659
Amount Received		$ 1,500
Consideration amount			$ 1,500,000
Ordinary shares, issued (in Shares) | shares			621,375
Warrant to purchase (in Shares) | shares			596,659
Ordinary shares per share price (in Dollars per share) | $ / shares			$ 2.514										$ 2.514